Intangible assets, net (Details Narrative)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Intangible Assets Net
Amortization expense	$ 342,666	¥ 3,189,205	¥ 3,190,247